Basis of Presentation, Recently Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recently Adopted Accounting Standards [Abstract]
Allowance for credit losses on securities available for sale	$ 0	$ 0
Allowance for credit losses on securities held to maturity	0	0
Assets [Abstract]
Less: Allowance for credit losses on loans	48,578	46,032	$ 44,267	$ 49,595
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)	179
Undivided Profits	425,069	393,831
Pre-CECL Adoption [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			44,267
Allowance for credit losses on securities			0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)			0
Total			44,285
Undivided Profits			349,056
Unfunded Loan Commitment [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans	$ 1,662	2,912	18
Unfunded Loan Commitment [Member] | Pre-CECL Adoption [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)			18
ASU 2016-13 [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans		46,620	46,620
Allowance for credit losses on securities			0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)			0
Total			48,973
Undivided Profits			345,586
ASU 2016-13 [Member] | Impact of Adoption [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans		$ 2,353
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			2,353
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)			2,353
ASU 2016-13 [Member] | Unfunded Loan Commitment [Member] | Impact of Adoption [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			2,335
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Recently Adopted Accounting Standards [Abstract]
Allowance for credit losses on securities available for sale			0
Allowance for credit losses on securities held to maturity			0
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Impact of Adoption [Member]
Assets [Abstract]
Less: Allowance for credit losses on loans			2,353
Allowance for credit losses on securities			0
Liabilities and Shareholders' Equity [Abstract]
Tax Effect, net (included in other assets)			(1,218)
Total			3,470
Undivided Profits			(3,470)
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Unfunded Loan Commitment [Member] | Impact of Adoption [Member]
Liabilities and Shareholders' Equity [Abstract]
Other liabilities (ACL unfunded loan commitments)			$ 2,335